Note 4 - Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of accounts receivable and prepaid expenses [text block]
4.	Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consist of the following:

	December 31,	December 31,
	2018	2017
Accounts receivable (Note 9(b))	$300,700	$243,971
Prepaid expenses	103,716	124,992
	$404,416	$368,963

At
December 31, 2018,
the Company has recorded value added taxes of
$444,994
(
2017
-
$444,729
) included in exploration and evaluation assets as the value added tax relates to certain projects and is expected to be recovered when the assets are sold (Note
7
).